Share Based Compensation - Schedule of RSUs to Services Providers and Advisers Outstanding (Details) - RSUs [Member]	12 Months Ended
	Jun. 30, 2025 shares
Schedule of RSUs to Services Providers and Advisers Outstanding [Line Items]
Outstanding at beginning of year	2,518,796
Number of RSUs, Granted	3,004,000
Number of RSUs, Forfeited	37,835
Number of RSUs, RSU’s Vested	1,083,443	[1]
Outstanding at end of year	4,401,518
Number of RSUs, RSU’s Vested	4,768,140
Share-based payment expenses	1,827	[1]

[1]	The share amount does not include the vesting event due to take place at the end of November 2025 of 1,313,333 shares, related to the acceleration of future vesting pursuant to the termination of employment by the Company, and not for cause.